Accounts Receivable - Schedule of Accounts Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Jan. 02, 2016
Accounts Receivable, Net, Current [Abstract]
Trade accounts receivable	$ 77,092	$ 72,161
Other receivables	6,516	11,577
Reserves for sales returns and uncollectible accounts receivable	(1,150)	(1,120)
Accounts receivable	$ 82,458	$ 82,618